Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
Series B Convertible Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 1,000	$ 1,000
Preferred stock, shares issued (in shares)	100	100
Preferred stock, shares outstanding (in shares)	100	100
Series C Convertible Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 1,000	$ 1,000
Preferred stock, shares issued (in shares)	3,000	0
Preferred stock, shares outstanding (in shares)	3,000	0
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred Stock, Shares Authorized (in shares)	10,000,000	10,000,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	150,000,000	75,000,000
Common stock, shares issued (in shares)	31,950,813	31,950,813
Common stock, shares outstanding (in shares)	31,950,813	31,950,813